Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 158,337	$ 156,848
Prepaid expenses	698,309	0
Total Current Assets	856,646	156,848
Deferred offering costs		168,152
Investments held in Trust Account	207,008,746	0
TOTAL ASSETS	207,865,392	325,000
Current liabilities
Accrued expenses	3,017,789	2,528
Accrued offering costs	118,569	12,875
Promissory note — related party	500,000	300,000
Total Current Liabilities	3,636,358	302,528
Warrant liability	13,341,000	0
Deferred underwriting fee payable		0
Total Liabilities	16,977,358	302,528
Commitments and Contingencies
Class A common stock subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively	207,000,000	0
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 5,175,000 shares issued and outstanding as of September 30, 2021 and December 31, 2020	518	518	[1]
Additional paid-in capital	0	24,482
Retained earnings (accumulated deficit)	(16,112,484)	(2,528)
Total Stockholders' Equity	(16,111,966)	22,472
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 207,865,392	325,000
Previously Reported [Member]
Current assets
Deferred offering costs		181,027
TOTAL ASSETS		337,875
Current liabilities
Total Current Liabilities		315,403
Stockholders' Equity
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 337,875

[1]	Included up to 675,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. In December 2020, the Company cancelled an aggregate of 3,306,250 shares of Class B common stock and issued an aggregate of 431,250 shares of Class B common stock to its independent director nominees, resulting in an aggregate of 4,312,500 shares of Class B common stock outstanding. In January 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Company’s Initial Stockholders holding an aggregate of 5,175,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock dividend (see Note 5).